Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Effective Income Tax Rate Reconciliation, Percent, Total			30.00%
Unrecognized Tax Benefits, Ending Balance	$ 0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 0
Open Tax Year	1999 2014 2015 2016 2017
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, Percent, Total		18.00%